Equipment (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Equipment
Depreciation	$ 274	$ 267	$ 934	$ 531	$ 1,263	$ 15,862